ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2025
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities in Foreign Currency

	At	At 12/31/2025 (per currency)				At
Items	12/31/2025	Dollar	Euro	Real	Others	12/31/2024
ASSETS
Cash and Due from Banks	872,331,983	850,170,067	13,846,413	45,319	8,270,184	589,354,547
Debt securities at fair value through profit or loss	66,376,090	66,376,090	—	—	—	28,651,162
Derivatives	—	—	—	—	—	173,162
Other financial assets	36,784,605	36,784,605	—	—	—	8,642,779
Loans and other financing	804,594,773	802,829,531	1,765,242	—	—	487,277,884
Other debt securities	63,243,148	63,243,148	—	—	—	134,111,166
Financial assets in guarantee	142,199,254	142,199,254	—	—	—	6,385,160
Other non-financial assets	340,232	340,232	—	—	—	1,107,337
TOTAL ASSETS	1,985,870,085	1,961,942,927	15,611,655	45,319	8,270,184	1,255,703,197

LIABILITIES
Deposits	1,714,331,780	1,700,713,029	13,618,751	—	—	1,119,867,567
Non-financial public sector	13,172,700	13,170,212	2,488	—	—	12,049,670
Financial sector	4,805	4,805	—	—	—	410
Non-financial private sector and foreign residents	1,701,154,275	1,687,538,012	13,616,263	—	—	1,107,817,487
Other financial liabilities	56,722,106	53,242,505	3,337,594	212	141,795	48,084,770
Financing received from the Argentine Central Bank and other financial entities	371,944,377	370,337,703	1,606,674	—	—	23,043,361
Unsubordinated negotiable obligations	81,786,381	81,786,381	—	—	—	40,820,459
Other non-financial liabilities	948,191	944,187	3,986	—	18	856,664
TOTAL LIABILITIES	2,225,732,835	2,207,023,805	18,567,005	212	141,813	1,232,672,821

NET POSITION	(239,862,750)	(245,080,878)	(2,955,350)	45,107	8,128,371	23,030,376